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AQUINAS FUNDS

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SEMI-ANNUAL REPORT
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THE AQUINAS FUNDS, INC.
1-800-423-6369

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June 30, 1999
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AQUINAS FUNDS
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Dear                                                           JUNE 1999
Shareholder:

The Aquinas success story continued through mid-year 1999. As you are aware, the financial markets continued their roller coaster effect during the first six months of 1999 and our philosophy to be fully invested continues to work well for us. We were pleased with the second quarter performance of the Aquinas Equity Income Fund. Value investing came back into popularity and this Fund did very well, having 13.31% total return in the second quarter and a year-to-date total return of 9.05%. Over time, stock investors tend to swing back and forth between the value style and the growth style of investing. This is one reason why our Aquinas Equity Growth Fund appeared to take a small breather in 1999. It is the style and sector rotations that appear to us to dominate the stock market results in the short run. Both the Fixed Income Fund and the Balanced Fund outperformed their respective benchmarks during the second quarter of 1999.

The Aquinas Funds provide a conservative range of portfolios that can be the core of your investing program. They range from "value styles" to "growth styles" and from "large cap" to "mid-cap" to "small cap" size portfolios. Each Fund has at least two different teams managing the Funds. This increases diversification and permits us to require a manager to stick with its investment style. We have the flexibility to change managers with only a minor disruption if the situation requires us to do so. Such a situation occurred on June 30, 1999. Your Board of Directors decided to change one of the Aquinas Equity Income managers in order to stay with the long term objectives of the Fund. Relatively high market valuations and our requirement that a fund manager stick to its investing style resulted in the lowering of the average capitalization of the stocks in this Fund to a point that we did not have representation in the large cap sector to the extent that we wanted. Therefore, on July 1st we replaced Beutel-Goodman, which had 40% of the portfolio, with Waite & Associates, L.L.C., a company that invests primarily in the large cap sector. Eventually, Waite will have 50% of this portfolio. That transition resulted in the sale of a number of securities. It is too early in the year to access the effect of the increased portfolio turnover on this fund's year-end capital gains distribution.

AQUINAS FIXED INCOME FUND

The Aquinas Fixed Income return of -1.90% for the six months ended June 30, 1999, net of all expenses, beat its benchmark, the Lehman Government/Corporate Index, which had a return of

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-2.28%. These results reflect the upward movement of interest rates and the scrutiny of the pace of our economy by the Federal Reserve. Fortunately, your portfolio holds some corporate bonds with imbedded "puts" that actually shorten the portfolio duration when interest rates move up. We continue to believe that high quality corporate bonds offer the best risk/reward opportunities for the portfolio. As you review our portfolio and compare it with other funds, please note the high quality that this portfolio has. Many mutual funds do not have the same high percentage of investment grade securities as the Aquinas Fixed Income Fund.

AQUINAS EQUITY INCOME FUND

Up 13.31% for the second quarter and up 9.05% for the six months ended June 30, 1999, the Aquinas Equity Income Fund is a solid performer. In fact, this Fund outperformed the S&P 500/R benchmark for the second quarter of this year (13.31% vs. 7.05%). Historically, value investing has provided good returns for shareholders. While 1998 had a large gap between growth stocks and value stocks, this gap reversed in the second quarter of 1999 and value stocks performed better than growth stocks. The portfolio contains the names of well-established companies that have good performance and are readily recognized.

AQUINAS EQUITY GROWTH FUND

The Aquinas Equity Growth Fund is a combination of small, medium, and large stocks. While the large cap sector has performed as expected, the small cap component has performed below expectations even though it outperformed the larger cap component on an absolute basis. Overall, the Fund was up 6.50% for June 30, 1999, up 6.62% for the second quarter, and up 6.37% for the calendar year-to-date. While the numbers are o.k., we find that the markets appear to have ignored the positive characteristics of the small and mid-cap parts of this portfolio. For the smaller half of the portfolio, our companies average revenue growth was 50% for the current year vs. 9% for the S&P 500/R. Similarly, earnings were up 33% for the current year vs. 4% for the S&P 500/R, and return on equity was up 21% vs. 19% for the S&P 500/R. The portfolio is full of great companies with great upside potential. We believe investors eventually will start to recognize the value of these companies.

AQUINAS BALANCED INCOME FUND

The Aquinas Balanced Fund is currently invested 60% in stocks and 40% in bonds. The stocks are

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two-thirds large cap value style and one-third small-to mid-cap growth style.
For the second quarter, the Fund outperformed its benchmark of 60% S&P 500/R and 40% Lehman Brothers Government/Corporate Index (7.34% vs. 3.79%) although year-to-date, the total return is (4.19% vs. 6.52%). The second quarter performance was the result of value stocks returning to favor as well as the recognition that small- and mid-cap stocks had more value than previously thought by investors. With regard to value stocks, we also replaced, Beutel-Goodman, which had about 15% of the Fund, with Waite. The fixed income component consists only of investment grade securities. We do not have any "junk" bonds in the portfolio. Our portfolio of investment grade corporate bonds having imbedded puts can perform well when interest rates move in either direction. With rates currently moving up, these bonds return above average relative yields. This portfolio is well positioned to provide a more moderate level of volatility for investors that have a shorter term or less certain investment time horizon.

As an investor, the money that you place in the Aquinas Funds should be money that you intend to keep invested for a period of at least three to five years. We have observed that a number of investors move money in and out of the market and from fund to fund too frequently. Either they try to time the markets, "they have a need for action", or they have not clearly identified their investment goals. If you find yourself moving money frequently from fund to fund, we recommend that you consult with a financial professional about the role that mutual funds play in your investment portfolio or you can call us and we will give you some ideas on the subject.



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                                             SIX             ONE       THREE YEAR        FIVE YEAR        AVERAGE ANNUAL
     TOTAL RETURNS AS OF 6/30/99           MONTHS           YEAR     AVERAGE ANNUAL    AVERAGE ANNUAL   SINCE INCEPTION<F1>
---------------------------------------------------------------------------------------------------------------------------
     Aquinas Equity Growth                 6.37%         11.32%           21.87%           22.78%                18.14%
---------------------------------------------------------------------------------------------------------------------------

     Aquinas Balanced                      4.19%          6.08%           13.41%           14.52%                12.02%
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     Aquinas Equity Income                 9.05%          9.55%           17.71%           19.47%                16.67%
---------------------------------------------------------------------------------------------------------------------------

     Aquinas Fixed Income                (1.90)%          1.47%            6.10%            6.47%                 5.21%
---------------------------------------------------------------------------------------------------------------------------


<F1> Inception date: January 3, 1994. Returns shown include the reinvestment of dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


Y2K is on the minds of many investors. From an investing point of view, we believe that it is still

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better to be in the market than try to time the market. We do not intend to go into cash during the last half of 1999. There probably will be some disruptions in various parts of the world as a result of Y2K problems. We want to be in the market when the investing public realizes that the world is not doomed and they return to the market. We will stop trading about a week before the end of the year in order to have all accounts settled by December 28, 1999. We will also pay our dividends and capital gains distributions, if any, by December 28, 1999, and mail the confirmations to you before year end. Our Y2K efforts have been reviewed by the Boards of the Aquinas Funds and Aquinas Investment Advisors, Inc. Our vendors have spent much time and money to prepare for this event and we feel comforted that everyone involved has worked hard to minimize any disruptions from the Y2K effect.

In addition to the long-term performance results of the Funds, many of you are also concerned about the socially responsible investing (SRI) activities of the funds. Unlike most social funds that simply screen out companies, we work harder for you by trying to change company policies in appropriate situations. It takes little effort to screen out a company that offends your value system, but if you do, there is no change in the corporate behavior. It may take more effort, but there is a far greater reward if you can convince the company to make the necessary change to its behavior.

At Aquinas, your money has worked to accomplish a lot of change and to improve many areas of concern at some of America's largest companies. You cannot name a U.S. company that is "too big" to change. We have achieved results in all areas of concern of the National Conference of Catholic Bishops investment guidelines. If you want a current detailed list of these guidelines, please contact us and we will be happy to provide one to you. If you sit on the finance committee of a Catholic organization, we have a "white paper" for you and your fellow committee members to use to discuss your roles in good stewardship.

Thank you for investing with us.

Sincerely,


/s/ Frank Rauscher

Frank Rauscher
President and Treasurer

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                         VALUE
      -------                                                         -----
                    FIXED INCOME BONDS 96.9%

                    ASSET-BACKED SECURITIES 8.3%
       $300,000     Amresco Residential Securities
                    Mortgage Loan Trust,
                    8.075%, 4/25/26                                  $310,116
        425,000     Amresco Residential Securities
                    Mortgage Loan Trust,
                    7.615%, 3/25/27                                   426,062
        350,000     Capital Auto Receivables Asset Trust,
                    5.68%, 8/15/04                                    345,563
        143,575     Chase Manhattan Auto Owner Trust,
                    6.25%, 11/15/00                                   144,128
        375,000     MBNA Master Credit Card Trust,
                    6.60%, 11/15/04                                   383,340
        400,000     Nationslink Funding Corp.,
                    6.476%, 7/20/08                                   396,168
        400,000     Olympic Auto Trust,
                    6.625%, 12/15/02                                  402,944
        375,000     Providian Master Trust, 97-4A,
                    6.25%, 6/15/07                                    374,224
        400,000     Prudential Securities Secured
                    Financing Corp.,
                    6.48%, 1/15/09                                    387,900
        500,000     Saxon Asset Securities Trust 97-3 AF6,
                    6.73%, 2/25/27                                    494,275
                                                                  -----------
                                                                    3,664,720
                                                                  -----------
                    CORPORATE BONDS 64.0%
        525,000     Associates Corp. of North America,
                    7.75%, 2/15/05                                    547,559
        450,000     Bank One Corp.,
                    6.00%, 2/17/09                                    415,647
        400,000     Bear Stearns Corp.,
                    6.75%, 12/15/07                                   389,208
        655,000     Bellsouth Capital Funding,
                    6.04%, 11/15/26                                   655,930

      PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----
                    CORPORATE BONDS 64.0% (CONT'D.)
     $1,000,000     Burlington North Santa Fe,
                    6.10%, 2/27/27                                 $1,002,770
        445,000     Citicorp, 8.00%, 2/1/03                           464,491
      1,275,000     Coca-Cola Enterprises, Inc.,
                    7.00%, 10/1/26                                  1,267,006
        200,000     Coca-Cola Enterprises, Inc.,
                    6.75%, 9/15/28                                    186,032
        600,000     Commercial Credit Co.,
                    7.875%, 2/1/25                                    628,110
        420,000     Compania Telecom Chile,
                    7.625%, 7/15/06                                   397,669
        400,000     Corporation Andina de Fomento,
                    7.10%, 2/1/03                                     393,816
      1,300,000     Dayton Hudson Corp.,
                    5.895%, 6/15/37                                 1,300,585
        800,000     Donaldson Lufkin Jenrette Securities
                    Corp., 5.625%, 2/15/16                            789,528
        350,000     El Paso Energy Corp.,
                    6.75%, 11/15/03                                   349,867
        340,000     EOP Operating LP,
                    6.376%, 2/15/02                                   333,254
      1,000,000     First Union Corp.,
                    7.50%, 4/15/35                                  1,044,990
        400,000     Ford Motor Credit Co.,
                    6.375%, 2/1/29                                    347,888
        629,000     General Electric Capital Corp.,
                    8.30%, 9/20/09                                    691,560
        300,000     General Motors Acceptance Corp.,
                    5.95%, 3/14/03                                    293,001
        600,000     General Motors Acceptance Corp.,
                    8.875%, 6/1/10                                    676,368
        400,000     Global Marine, Inc.,
                    7.125%, 9/1/07                                    383,804
        950,000     Grand Metropolitan Investment PLC,
                    7.45%, 4/15/35                                    980,324

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)


      PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----
                    CORPORATE BONDS 64.0% (CONT'D.)
       $950,000     Heller Financial, Inc.,
                    6.25%, 3/1/01                                    $950,342
      1,000,000     Household Finance Corp.,
                    6.00%, 5/1/04                                     970,550
      1,100,000     Hydro-Quebec,
                    8.05%, 7/7/24                                   1,188,759
        800,000     IBM Corp.,
                    6.22%, 8/1/27                                     794,184
        890,000     Lehman Brothers Hldg., Inc.,
                    8.80%, 3/1/15                                     963,888
        400,000     Lockheed Martin Corp.,
                    6.85%, 5/15/01                                    402,716
      1,030,000     Motorola, Inc.,
                    6.50%, 9/1/25                                   1,010,966
        700,000     NationsBank Corp.,
                    8.57%, 11/15/24                                   789,523
        790,000     New Jersey Bell Telephone Co.,
                    7.85%, 11/15/29                                   841,690
        175,000     Occidental Petroleum,
                    8.45%, 2/15/29                                    183,829
      1,125,000     Penney (J.C.) & Co., Inc.,
                    7.40%, 4/1/37                                   1,134,517
        400,000     Rollins Truck Leasing Corp.,
                    7.00%, 3/15/01                                    401,012
        350,000     Sprint Capital Corp.,
                    6.90%, 5/1/19                                     326,214
        420,000     Tenneco, Inc.,
                    8.075%, 10/1/02                                   432,680
        900,000     Transamerica Financial Corp.,
                    5.92%, 3/29/02                                    887,463
      1,000,000     Wal-Mart Stores, Inc.,
                    5.85%, 6/1/00                                   1,001,320
      1,030,000     WMX Technologies, Inc.,
                    6.65%, 5/15/05                                  1,034,305
        300,000     WMX Technologies, Inc.,
                    7.10%, 8/1/26                                     304,719

      PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----
                    CORPORATE BONDS 64.0% (CONT'D.)
     $1,175,000     Xerox Corp.,
                    5.875%, 6/15/37                                $1,175,846
                                                                  -----------
                                                                   28,333,930
                                                                  -----------

                    U.S. GOVERNMENT AGENCIES 7.4%
        386,624     FHLMC, Pool 555316,
                    9.00%, 6/1/19                                     412,114
        500,000     FMAC, Pool 2108-QA,
                    6.25%, 12/15/28                                   493,415
        208,057     FNCI, Pool 323671,
                    8.00%, 8/1/12                                     214,299
        380,000     FNMA, 6.00%, 5/15/08                              369,793
        200,000     FNR 1998-30B,
                    6.50%, 8/20/24                                    190,530
        350,000     FNR 1998-17,
                    6.50%, 1/18/26                                    333,578
        300,000     GNMA, 1998-22PD,
                    6.50%, 9/20/28                                    277,011
        352,222     GN Platinum #780904,
                    9.50%, 7/15/18                                    379,628
        600,000     Tennessee Valley Authority,
                    6.235%, 7/15/45                                   609,018
                                                                  -----------
                                                                    3,279,386
                                                                  -----------
                    U.S. TREASURY OBLIGATIONS 17.2%
        390,000     U.S. Treasury Bond,
                    8.875%,  8/15/17                                  497,812
         70,000     U.S. Treasury Bond,
                    8.00%, 11/15/21                                    84,216
      1,575,000     U.S. Treasury Note,
                    5.50%, 2/28/03                                  1,560,982
        610,000     U.S. Treasury Note,
                    7.00%, 7/15/06                                    645,990
      4,075,000     U.S. Treasury Note,
                    6.50%, 10/15/06                                 4,205,359

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                          VALUE
       ------                                                          -----

                    U.S. TREASURY OBLIGATIONS 17.2% (CONT'D.)
       $320,000     U.S. Treasury Note,
                    5.625%, 5/15/08                                  $313,328
        270,000     U.S. Treasury Strips, 2/15/20                      73,934
        890,000     U.S. Treasury Strips, 11/15/21                    222,180
                                                                  -----------
                                                                    7,603,801
                                                                  -----------
                    Total Fixed Income Bonds
                    (cost $43,592,223)                             42,881,837
                                                                  -----------
                    SHORT-TERM INVESTMENT 4.8%
      2,146,435     UMB Bank, n.a., Money Market
                    Fiduciary, Demand Deposit, 3.45%
                    (cost $2,146,435)                               2,146,435
                                                                  -----------

                    Total Investments 101.7%
                    (cost $45,738,658)                             45,028,272

                    Liabilities, less
                    Other Assets (1.7%)                             (750,216)
                                                                  -----------

                    Net Assets 100.0%                             $44,278,056
                                                                  ===========

          See notes to financial statements.

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EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----
                    COMMON STOCKS 98.4%

                    APPAREL 1.1%
          4,400     VF Corp.                                         $188,100
         20,000     The Warnaco Group, Inc.                           535,000
                                                                    ---------
                                                                      723,100
                                                                    ---------
                    AUTOMOTIVE AND RELATED
                    INDUSTRIES 4.5%
         30,400     Dana Corp.                                      1,400,300
         16,500     Federal-Mogul Corp.                               858,000
         12,400     Ford Motor Co.                                    699,825
                                                                    ---------
                                                                    2,958,125
                                                                    ---------
                    BANKING 7.6%
         18,400     First Union Corp.                                 864,800
          6,000     Morgan (J.P.) & Co., Inc.                         843,000
         13,500     PNC Bank Corp.                                    777,938
         12,700     Republic New York Corp.                           865,981
         36,000     Union Planters Corp.                            1,608,750
                                                                    ---------
                                                                    4,960,469
                                                                    ---------
                    BREWERIES 1.1%
         10,100     Anheuser-Busch Cos., Inc.                         716,469
                                                                    ---------
                    BUILDING MATERIALS 1.2%
         13,400     Armstrong World Industries, Inc.                  774,688
                                                                    ---------
                    BUSINESS SERVICES 1.4%
         18,700     First Data Corp.                                  915,131
                                                                    ---------
                    CHEMICALS 4.1%
         39,700     B. F. Goodrich Co.                              1,687,250
         25,100     Hercules, Inc.                                    986,744
                                                                    ---------
                                                                    2,673,994
                                                                    ---------
                    COMPUTER SERVICES 1.3%
         15,100     Electronic Data Systems Corp.                     854,093
                                                                    ---------

         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----
                    CONSUMER PRODUCTS 5.5%
         28,800     American Greetings Corp., Class A                $867,600
          9,800     Eastman Kodak Co.                                 663,950
         27,600     Whirlpool Corp.                                 2,042,400
                                                                    ---------
                                                                    3,573,950
                                                                    ---------
                    DIVERSIFIED 1.2%
         31,500     Tenneco, Inc.                                     752,062
                                                                    ---------
                    ELECTRIC UTILITIES 6.6%
         48,800     American Power Conversion Corp.<F1>               982,100
         30,000     Central & South West Corp.                        701,250
         22,800     Constellation Energy Group                        675,450
         18,200     DTE Energy Co.                                    728,000
          8,810     Duke Energy Corp.                                 479,044
         18,600     Public Service Enterprise Group, Inc.             760,275
                                                                    ---------
                                                                    4,326,119
                                                                    ---------
                    ELECTRICAL PRODUCTS 1.1%
         16,500     Hubbell, Inc., Class B                            748,688
                                                                    ---------
                    FINANCIAL SERVICES 5.5%
         21,300     A.G. Edwards, Inc.                                686,925
         14,900     Household International, Inc.                     705,888
         24,400     KeyCorp                                           783,850
          8,800     Marsh & McLennan Cos., Inc.                       664,400
         16,890     SLM Holding Corp.                                 773,772
                                                                    ---------
                                                                    3,614,835
                                                                    ---------
                    FOOD 2.4%
         34,200     Supervalu, Inc.                                   878,513
         24,100     Sysco Corp.                                       718,481
                                                                    ---------
                                                                    1,596,994
                                                                    ---------
                    FORESTRY 1.1%
         29,200     Georgia-Pacific Corp.
                    (Timber Group)                                    737,300
                                                                    ---------

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EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                       VALUE
       ---------                                                       -----
                    HEALTH CARE PRODUCTS 2.1%
          9,700     Baxter International, Inc.                       $588,063
         21,700     Mallinckrodt, Inc.                                789,337
                                                                    ---------
                                                                    1,377,400
                                                                    ---------
                    HOSPITAL MANAGEMENT AND
                    SERVICES 0.7%
         23,200     Tenet Healthcare Corp.<F1>                        430,650
                                                                    ---------
                    HOUSEHOLD PRODUCTS 0.9%
         13,200     Newell Rubbermaid, Inc.                           613,800
                                                                    ---------
                    INSURANCE 3.6%
         20,600     The Allstate Corp.                                739,025
         13,700     MBIA, Inc.                                        887,075
         20,200     Ohio Casualty Corp.                               729,725
                                                                    ---------
                                                                    2,355,825
                                                                    ---------
                    MACHINERY AND EQUIPMENT 1.2%
         19,600     Deere & Co.                                       776,650
                                                                    ---------
                    MANUFACTURING 0.2%
          2,300     Ingersoll-Rand Co.                                148,637
                                                                    ---------
                    NATURAL GAS UTILITIES 3.9%
         28,300     El Paso Energy Corp.                              995,806
         20,600     NICOR, Inc.                                       784,088
         20,000     Peoples Energy Corp.                              753,750
                                                                    ---------
                                                                    2,533,644
                                                                    ---------
                    OFFICE EQUIPMENT 1.8%
         29,800     Harris Corp.                                    1,167,787
                                                                    ---------

                    OIL AND GAS 10.8%
         25,692     Burlington Resources, Inc.                      1,111,179
         17,000     EVI Weatherford, Inc.<F1>                         622,625
         17,800     Kerr-McGee Corp.                                  893,337
          7,800     Mobil Corp.                                       772,200
         41,700     Repsol SA-ADR                                     847,031

         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----
                    OIL AND GAS 10.8% (CONT'D.)
         13,700     Royal Dutch Petroleum Co.                        $825,425
         32,200     Ultramar Diamond Shamrock Corp.                   702,363
         26,600     USX-Marathon Group                                866,162
         10,000     Williams Cos., Inc.                               425,625
                                                                    ---------
                                                                    7,065,947
                                                                    ---------
                    PAPER AND PAPER PRODUCTS 4.1%
         11,600     Bowater, Inc.                                     548,100
         14,200     Champion International Corp.                      679,825
         12,700     Kimberly-Clark Corp.                              723,900
         26,000     Westvaco Corp.                                    754,000
                                                                    ---------
                                                                    2,705,825
                                                                    ---------
                    PRINTING AND PUBLISHING 2.1%
         21,100     Deluxe Corp.                                      821,581
         14,300     Donnelley (R.R.) & Sons Co.                       529,994
                                                                    ---------
                                                                    1,351,575
                                                                    ---------
                    REAL ESTATE 1.1%
         48,000     HRPT Properties Trust                             735,000
                                                                    ---------
                    RETAIL 1.2%
         15,800     Penney (J.C.) Co., Inc.                           767,288
                                                                    ---------
                    SEMICONDUCTORS 1.1%
         11,900     Intel Corp.                                       708,050
                                                                    ---------
                    STEEL AND IRON 2.0%
         48,200     USX-U.S. Steel Group, Inc.                      1,301,400
                                                                    ---------
                    TECHNOLOGY 0.7%
         22,000     Pall Corp.                                        488,125
                                                                    ---------
                    TELECOMMUNICATIONS 7.6%
          9,200     Ameritech Corp.                                   676,200
         12,600     Bell Atlantic Corp.                               823,725
         24,800     GTE Corp.                                       1,877,050
         26,200     Newbridge Networks Corp.<F1>                      753,250

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EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                      VALUE
      ----------                                                      -----
                    TELECOMMUNICATIONS 7.6% (CONT'D.)
         14,100     US West Communications Group                     $828,375
                                                                    ---------
                                                                    4,958,600
                                                                    ---------
                    TEXTILES 1.4%
         21,000     Springs Industries, Inc., Class A                 916,125
                                                                    ---------
                    TOBACCO PRODUCTS 2.2%
         23,933     R.J. Reynolds Tobacco Holdings, Inc.<F1>          753,890
         24,500     UST, Inc.                                         716,625
                                                                    ---------
                                                                    1,470,515
                                                                    ---------
                    TRANSPORTATION 1.2%
         20,000     GATX Corp.                                        761,250
                                                                    ---------
                    WASTE DISPOSAL 2.8%
         22,600     Browning-Ferris Industries, Inc.                  971,800
         15,860     Waste Management, Inc.                            852,475
                                                                    ---------
                                                                    1,824,275
                                                                    ---------
                    Total Common Stocks
                    (cost $55,430,672)                             64,384,385
                                                                   ----------

      PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----
                    CONVERTIBLE BONDS 0.9%

       $610,000     Quantum Corp.,
                    7.00%, 8/1/04
                    (cost $610,000)                                  $579,500
                                                                    ---------

                    SHORT-TERM INVESTMENT 0.8%

        518,872     UMB Bank, n.a., Money Market
                    Fiduciary, Demand Deposit, 3.45%
                    (cost $518,872)                                   518,872
                                                                    ---------

                    Total Investments 100.1%
                    (cost $56,559,544)                             65,482,757

                    Liabilities, less
                    Other Assets (0.1%)                              (27,588)
                                                                    ---------

                    Net Assets 100.0%                             $65,455,169
                                                                  ===========

          <F1>Non-income producing security
          See notes to financial statements.

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                      VALUE
      ----------                                                      -----
                    COMMON STOCKS 95.9%

                    ADVERTISING 0.8%
          5,000     Omnicom Group, Inc.                              $400,000
                                                                   ----------

                    APPAREL 0.4%
          3,000     NIKE, Inc., Class B                               189,937
                                                                   ----------
                    BANKING 4.3%
          8,300     The Bank of New York Co., Inc.                    304,506
          3,900     Bank One Corp.                                    232,294
         20,295     Charter One Financial, Inc.                       564,455
          5,700     Chase Manhattan Corp.                             493,762
          5,600     Mercantile Bancorporation, Inc.                   319,900
          3,100     Northern Trust Corp.                              300,700
                                                                   ----------
                                                                    2,215,617
                                                                   ----------
                    BEVERAGES 0.4%
          9,000     The Pepsi Bottling Group, Inc.                    207,562
                                                                   ----------
                    BIOTECHNOLOGY 1.3%
          8,000     Biogen, Inc.<F1>                                  514,500
          3,400     Genzyme Corp. <F1>                                164,903
                                                                   ----------
                                                                      679,403
                                                                   ----------

                    BUSINESS SERVICES 6.7%
         19,000     Concord EFS, Inc.<F1>                             803,937
         12,400     CSG Systems International, Inc.<F1>               324,725
         24,050     Fiserv, Inc.<F1>                                  753,066
         11,900     Iron Mountain, Inc.<F1>                           340,637
         12,600     The Metzler Group, Inc.<F1>                       348,075
         16,627     NOVA Corp.<F1>                                    415,675
         13,562     Paychex, Inc.                                     432,289
                                                                   ----------
                                                                    3,418,404
                                                                   ----------
                    COMMUNICATIONS 0.3%
          2,300     ALLTEL Corp.                                      164,450
                                                                   ----------

         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----
                    COMPUTER PRODUCTS 3.2%
          9,000     Cisco Systems, Inc.<F1>                          $578,812
          9,000     EMC Corp.<F1>                                     495,000
          7,100     Great Plains Software, Inc.<F1>                   335,031
          1,700     International Business
                    Machines Corp.                                    219,725
                                                                   ----------
                                                                    1,628,568
                                                                   ----------
                    COMPUTER SERVICES 6.1%
         13,700     Affiliated Computer Services, Inc.<F1>            693,563
          1,800     America Online, Inc.<F1>                          198,900
          8,800     Automatic Data Processing, Inc.                   387,200
            400     Infoseek Corp.<F1>                                 19,175
          3,800     Network Solutions, Inc.<F1>                       300,675
         18,400     Sungard Data Systems, Inc.<F1>                    634,800
         11,700     Transaction Systems Architects, Inc.<F1>          456,300
         10,600     Unisys Corp.<F1>                                  412,738
                                                                   ----------
                                                                    3,103,351
                                                                   ----------
                    COMPUTER SOFTWARE 2.2%
         12,700     Microsoft Corp.<F1>                             1,145,381
                                                                   ----------
                    CONSUMER GOODS 0.8%
          7,700     Avon Products, Inc.                               427,350
                                                                   ----------
                    DIVERSIFIED 1.1%
          3,000     AlliedSignal, Inc.                                189,000
          4,900     Corning, Inc.                                     343,612
                                                                   ----------
                                                                      532,612
                                                                   ----------

                    DRUGS 3.3%
         20,700     Dura Pharmaceuticals, Inc.<F1>                    247,106
          9,500     Jones Pharma, Inc.                                374,063
          5,200     Merck & Co., Inc.                                 384,800
          2,100     Pfizer, Inc.                                      230,475
          9,100     Schering-Plough Corp.                             482,300
                                                                   ----------
                                                                    1,718,744
                                                                   ----------

(LOGO)
AQUINAS FUNDS
-----------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----
                    ELECTRICAL PRODUCTS 2.3%
         12,800     ANTEC Corp.<F1>                                  $410,400
          5,900     Conexant Systems, Inc.<F1>                        342,569
          7,100     Harmonic Lightwaves, Inc.<F1>                     407,806
                                                                   ----------
                                                                    1,160,775
                                                                   ----------
                    ELECTRONICS 2.0%
          8,000     General Electric Co.                              904,000
          1,800     Sanmina Corp.<F1>                                 136,575
                                                                   ----------
                                                                    1,040,575
                                                                   ----------

                    ENTERTAINMENT 1.4%
          7,800     Carnival Corp.                                    378,300
          3,400     Time Warner, Inc.                                 244,800
          3,000     Walt Disney (The) Co.                              92,438
                                                                   ----------
                                                                      715,538
                                                                   ----------
                    FINANCIAL SERVICES 7.0%
          2,600     American Express Co.                              338,325
         17,200     AmeriCredit Corp.<F1>                             275,200
          3,800     Federal National Mortgage Assn.                   259,825
          7,700     Finova Group, Inc.                                405,213
         14,000     HealthCare Financial Partners, Inc.<F1>           479,500
          3,200     Knight/Trimark Group, Inc., Class A<F1>           193,000
          3,400     Marsh & McLennan Cos., Inc.                       256,700
         15,832     Metris Cos., Inc.                                 645,154
          2,700     Morgan Stanley Dean Witter & Co.                  276,750
          4,900     Providian Financial Corp.                         458,150
                                                                   ----------
                                                                    3,587,817
                                                                   ----------
                    FOOD 1.4%
         12,600     The Kroger Co.                                    352,012
          7,800     Safeway, Inc.<F1>                                 386,100
                                                                   ----------
                                                                      738,112
                                                                   ----------
                    HEALTH CARE PRODUCTS 3.7%
          9,200     Abbott Laboratories                               418,600
          5,000     Biomet, Inc.                                      198,750
          7,425     Cardinal Health, Inc.                             476,128

         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----

                    HEALTH CARE PRODUCTS 3.7% (CONT'D.)
          4,400     Guidant Corp.                                    $226,325
          3,300     Medtronic, Inc.                                   256,988
         12,000     Mylan Laboratories, Inc.                          318,000
                                                                   ----------
                                                                    1,894,791
                                                                   ----------
                    HEALTH CARE SERVICES 1.1%
          6,800     Wellpoint Health Networks, Inc.<F1>               577,150
                                                                   ----------
                    HOME FURNISHINGS 1.0%
          8,800     Furniture Brands International, Inc.<F1>          245,300
          8,700     WestPoint Stevens, Inc.<F1>                       259,369
                                                                   ----------
                                                                      504,669
                                                                   ----------
                    HOUSEHOLD PRODUCTS 1.0%
          1,300     Clorox Co.                                        138,856
          3,600     Procter & Gamble Co.                              321,300
          2,200     Williams-Sonoma, Inc.<F1>                          76,588
                                                                   ----------
                                                                      536,744
                                                                   ----------
                    INSURANCE 1.8%
          5,061     American International Group, Inc.                592,453
          1,700     CIGNA Corp.                                       151,300
          4,100     MGIC Investment Corp.                             192,188
                                                                   ----------
                                                                      935,941
                                                                   ----------
                    MACHINERY AND EQUIPMENT 0.9%
          9,000     PACCAR, Inc.                                      480,375
                                                                   ----------
                    MANUFACTURING 3.8%
         11,000     Danaher Corp.                                     639,375
         13,800     Gentex Corp.<F1>                                  386,400
          5,600     Tyco International Ltd.                           530,600
          7,600     Waters Corp.<F1>                                  403,750
                                                                   ----------
                                                                    1,960,125
                                                                   ----------
                    MEDIA 7.0%
         15,000     American Tower Corp.                              360,000
          9,100     Capstar Broadcasting Corp.<F1>                    249,113

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                       VALUE
       ---------                                                       -----
                    MEDIA 7.0% (CONT'D.)
         15,200     Clear Channel
                    Communications, Inc.<F1>                       $1,047,850
         13,100     Infinity Broadcasting Corp.<F1>                   389,725
         27,780     Outdoor Systems, Inc.<F1>                       1,013,970
          8,000     SFX Entertainment, Inc.<F1>                       532,500
                                                                   ----------
                                                                    3,593,158
                                                                   ----------
                    OFFICE EQUIPMENT 0.7%
          5,700     Pitney Bowes, Inc.                                366,225
                                                                   ----------
                    OIL AND GAS 2.2%
          8,600     Apache Corp.                                      335,400
          6,600     The Coastal Corp.                                 264,000
          9,700     Vastar Resources, Inc.                            508,644
                                                                   ----------
                                                                    1,108,044
                                                                   ----------
                    RESTAURANTS 3.0%
         19,000     Brinker International, Inc.<F1>                   516,562
         11,100     McDonald's Corp.                                  458,569
         14,700     Starbucks Corp.<F1>                               552,169
                                                                   ----------
                                                                    1,527,300
                                                                   ----------
                    RETAIL 12.2%
          5,750     99 Cents Only Stores<F1>                          287,141
          3,000     Abercrombie & Fitch Co.<F1>                       144,000
         12,900     Bed Bath and Beyond, Inc.<F1>                     496,650
         22,600     BJ's Wholesale Club, Inc.<F1>                     679,413
          4,900     Costco Cos., Inc.<F1>                             392,306
         15,700     CSK Auto Corp.<F1>                                423,900
          3,800     Dayton Hudson Corp.                               247,000
         10,100     Dollar Tree Stores, Inc.<F1>                      444,400
         10,100     Family Dollar Stores, Inc.                        242,400
          5,600     Federated Department Stores, Inc.<F1>             296,450
         10,000     Home Depot, Inc.                                  644,375
          2,500     Kohl's Corp.<F1>                                  192,969
          6,400     Linens 'n Things, Inc.<F1>                        280,000
          7,900     Ross Stores, Inc.                                 397,962

         NUMBER
       OF SHARES                                                       VALUE
       ---------                                                       -----
                    RETAIL 12.2% (CONT'D.)
          6,650     Staples, Inc.<F1>                                $205,734
         18,200     Tandy Corp.                                       889,525
                                                                   ----------
                                                                    6,264,225
                                                                   ----------
                    SEMICONDUCTORS 2.9%
          6,500     Altera Corp.<F1>                                  239,281
          6,200     Intel Corp.                                       368,900
          2,600     Texas Instruments, Inc.                           377,000
          7,500     Vitesse Semiconductor Corp.<F1>                   505,781
                                                                   ----------
                                                                    1,490,962
                                                                   ----------
                    TELECOMMUNICATIONS 9.0%
         16,100     ADC Telecommunications, Inc.<F1>                  733,556
          8,350     AT&T Corp.                                        466,034
         21,300     General Instrument Corp.<F1>                      905,250
          6,400     Lucent Technologies, Inc.                         431,600
          6,100     MCI WorldCom, Inc.<F1>                            526,125
          4,100     Nokia Corp. ADR                                   375,406
          5,500     Qwest Communications
                    International, Inc.<F1>                           181,844
          9,100     SBC Communications, Inc.                          527,800
         13,600     Scientific-Atlanta, Inc.                          489,600
                                                                   ----------
                                                                    4,637,215
                                                                   ----------
                    WASTE DISPOSAL 0.6%
          6,100     Waste Management, Inc.                            327,875
                                                                   ----------
                    Total Common Stock
                    (cost $36,428,948)                             49,278,995
                                                                   ----------
(LOGO)
AQUINAS FUNDS
-----------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----

                    SHORT-TERM INVESTMENT 3.6%

     $1,871,032     UMB Bank, n.a., Money Market
                    Fiduciary, Demand Deposit, 3.45%               $1,871,032
                    (cost $1,871,032)                              ----------

                    Total Investments 99.5%
                    (cost $38,299,980)                             51,150,027

                    Other Assets
                    less Liabilities 0.5%                             266,078
                                                                   ----------
                    Net Assets 100.0%                             $51,416,105
                                                                  ===========

          <F1>Non-income producing security
          See notes to financial statements.

(LOGO)
AQUINAS FUNDS
------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                      VALUE
      ----------                                                      -----
                    COMMON STOCKS 60.2%

                    APPAREL 0.4%
            700     VF Corp.                                          $29,925
          2,800     The Warnaco Group, Inc.                            74,900
                                                                    ---------
                                                                      104,825
                                                                    ---------
                    AUTOMOTIVE AND RELATED
                    INDUSTRIES 1.5%
          2,500     Dana Corp.                                        115,156
          2,500     Federal-Mogul Corp.                               130,000
          2,100     Ford Motor Co.                                    118,519
                                                                    ---------
                                                                      363,675
                                                                    ---------
                    BANKING 3.9%
          3,860     Charter One Financial, Inc.                       107,356
          3,000     First Union Corp.                                 141,000
          1,100     Mercantile Bancorporation, Inc.                    62,837
          1,000     Morgan (J.P.) & Co., Inc.                         140,500
          2,300     PNC Bank Corp.                                    132,538
          2,100     Republic New York Corp.                           143,194
          6,100     Union Planters Corp.                              272,594
                                                                    ---------
                                                                    1,000,019
                                                                    ---------
                    BREWERIES 0.5%
          1,800     Anheuser-Busch Cos., Inc.                         127,688
                                                                    ---------
                    BUILDING MATERIALS 0.5%
          2,100     Armstrong World Industries, Inc.                  121,406
                                                                    ---------
                    BUSINESS SERVICES 2.9%
          3,100     Concord EFS, Inc.<F1>                             131,169
          2,400     CSG Systems International, Inc.<F1>                62,850
          2,450     First Data Corp.                                  119,897
          3,500     Fiserv, Inc.<F1>                                  109,594
          2,400     Iron Mountain, Inc.<F1>                            68,700
          2,500     The Metzler Group, Inc.<F1>                        69,062
          3,317     NOVA Corp.<F1>                                     82,925

         NUMBER
       OF SHARES                                                       VALUE
       ---------                                                       -----
                    BUSINESS SERVICES 2.9% (CONT'D.)
          2,773     Paychex, Inc.                                     $88,389
                                                                    ---------
                                                                      732,586
                                                                    ---------
                    CHEMICALS 1.6%
          6,400     B. F. Goodrich Co.                                272,000
          3,500     Hercules, Inc.                                    137,594
                                                                    ---------
                                                                      409,594
                    COMPUTER PRODUCTS 0.3%
          1,400     Great Plains Software, Inc.<F1>                    66,062
                                                                    ---------
                    COMPUTER SERVICES 2.2%
          2,800     Affiliated Computer Services, Inc.<F1>            141,750
          2,200     Electronic Data Systems Corp.                     124,437
            800     Network Solutions, Inc.<F1>                        63,300
          3,600     Sungard Data Systems, Inc.<F1>                    124,200
          2,300     Transaction Systems Architects, Inc.<F1>           89,700
                                                                    ---------
                                                                      543,387
                                                                    ---------
                    CONSUMER PRODUCTS 2.1%
          4,900     American Greetings Corp., Class A                 147,613
          1,700     Eastman Kodak Co.                                 115,175
          3,600     Whirlpool Corp.                                   266,400
                                                                    ---------
                                                                      529,188
                                                                    ---------
                    CONSUMER SERVICES 0.3%
          3,368     Jostens, Inc.                                      70,939
                                                                    ---------
                    DIVERSIFIED 0.5%
          5,500     Tenneco, Inc.                                     131,312
                                                                    ---------

                    DRUGS 0.5%
          4,200     Dura Pharmaceuticals, Inc.<F1>                     50,137
          1,900     Jones Pharma, Inc.                                 74,813
                                                                    ---------
                                                                      124,950
                                                                    ---------
                    ELECTRIC UTILITIES 3.0%
          5,800     American Power Conversion Corp.<F1>               116,725

(LOGO)
AQUINAS FUNDS
-------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----
                    ELECTRIC UTILITIES 3.0% (CONT'D.)
          5,100     Central & South West Corp.                       $119,212
          4,100     Constellation Energy Group                        121,463
          3,100     DTE Energy Co.                                    124,000
          1,586     Duke Energy Corp.                                  86,239
          2,700     Edison International                               72,225
          3,100     Public Service Enterprise Group, Inc.             126,713
                                                                    ---------
                                                                      766,577
                                                                    ---------
                    ELECTRICAL PRODUCTS 1.4%
          2,900     ANTEC Corp.<F1>                                    92,981
          1,200     Conexant Systems, Inc.<F1>                         69,675
          1,400     Harmonic Lightwaves, Inc.<F1>                      80,412
          2,700     Hubbell, Inc., Class B                            122,513
                                                                    ---------
                                                                      365,581
                                                                    ---------
                    FINANCIAL SERVICES 4.1%
          3,600     A.G. Edwards, Inc.                                116,100
          4,100     AmeriCredit Corp.<F1>                              65,600
          1,500     Finova Group, Inc.                                 78,937
          2,600     HealthCare Financial Partners, Inc.<F1>            89,050
          2,300     Household International, Inc.                     108,962
          4,100     KeyCorp                                           131,713
            600     Knight/Trimark Group, Inc., Class A<F1>            36,188
          1,300     Marsh & McLennan Cos., Inc.                        98,150
          3,192     Metris Cos., Inc.                                 130,074
          1,000     Providian Financial Corp.                          93,500
          2,000     SLM Holding Corp.                                  91,625
                                                                    ---------
                                                                    1,039,899
                                                                    ---------
                    FOOD 0.8%
          5,200     Supervalu, Inc.                                   133,575
          2,400     Sysco Corp.                                        71,550
                                                                    ---------
                                                                      205,125
                                                                    ---------
                    FORESTRY 0.5%
          4,900     Georgia-Pacific Corp.
                    (Timber Group)                                    123,725
                                                                    ---------
         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----
                    HEALTH CARE PRODUCTS 1.2%
          1,900     Baxter International, Inc.                       $115,187
          3,700     Mallinckrodt, Inc.                                134,587
          2,400     Mylan Laboratories, Inc.                           63,600
                                                                    ---------
                                                                      313,374
                                                                    ---------
                    HEALTH CARE SERVICES 0.3%
          1,000     Wellpoint Health Networks, Inc.<F1>                84,875
                                                                    ---------
                    HOME FURNISHINGS 0.4%
          1,900     Furniture Brands International, Inc.<F1>           52,963
          1,700     WestPoint Stevens, Inc.<F1>                        50,681
                                                                    ---------
                                                                      103,644
                                                                    ---------
                    HOSPITAL MANAGEMENT
                    AND SERVICES 0.3%
          4,100     Tenet Healthcare Corp.<F1>                         76,106
                                                                    ---------
                    HOUSEHOLD PRODUCTS 0.4%
          2,000     Newell Rubbermaid, Inc.                            93,000
            400     Williams-Sonoma, Inc.<F1>                          13,925
                                                                    ---------
                                                                      106,925
                                                                    ---------
                    INSURANCE 1.5%
          3,000     The Allstate Corp.                                107,625
          1,800     MBIA, Inc.                                        116,550
            800     MGIC Investment Corp.                              37,500
          3,400     Ohio Casualty Corp.                               122,825
                                                                    ---------
                                                                      384,500
                                                                    ---------
                    MACHINERY AND EQUIPMENT 0.9%
          3,200     Deere & Co.                                       126,800
          1,700     PACCAR, Inc.                                       90,737
                                                                    ---------
                                                                      217,537
                                                                    ---------
                    MANUFACTURING 1.5%
          2,200     Danaher Corp.                                     127,875
          3,500     Gentex Corp.<F1>                                   98,000
          1,200     Ingersoll-Rand Co.                                 77,550

(LOGO)
AQUINAS FUNDS
--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                      VALUE
       ---------                                                      -----
                    MANUFACTURING 1.5% (CONT'D.)
          1,400     Waters Corp.<F1>                                  $74,375
                                                                    ---------
                                                                      377,800
                                                                    ---------
                    MEDIA 2.5%
          3,100     American Tower Corp.                               74,400
          2,200     Capstar Broadcasting Corp.<F1>                     60,225
          2,200     Clear Channel Communications, Inc.<F1>            151,663
          2,700     Infinity Broadcasting Corp.<F1>                    80,325
          4,168     Outdoor Systems, Inc.<F1>                         152,132
          1,600     SFX Entertainment, Inc.<F1>                       106,500
                                                                    ---------
                                                                      625,245
                                                                    ---------
                    NATURAL GAS UTILITIES 1.5%
          3,100     El Paso Energy Corp.                              109,081
          3,500     NICOR, Inc.                                       133,219
          3,400     Peoples Energy Corp.                              128,137
                                                                    ---------
                                                                      370,437
                                                                    ---------
                    OFFICE EQUIPMENT 0.8%
          4,900     Harris Corp.                                      192,019
                                                                    ---------
                    OIL AND GAS 4.9%
          1,700     Apache Corp.                                       66,300
          2,560     Burlington Resources, Inc.                        110,720
          1,300     The Coastal Corp.                                  52,000
          4,000     EVI Weatherford, Inc.<F1>                         146,500
          2,900     Kerr-McGee Corp.                                  145,544
          1,200     Mobil Corp.                                       118,800
          6,400     Repsol SA-ADR                                     130,000
          1,300     Royal Dutch Petroleum Co.                          78,325
          5,400     Ultramar Diamond Shamrock Corp.                   117,787
          4,300     USX-Marathon Group                                140,019
          1,900     Vastar Resources, Inc.                             99,631
            600     Williams Cos., Inc.                                25,538
                                                                    ---------
                                                                    1,231,164
                                                                    ---------

         NUMBER
       OF SHARES                                                       VALUE
       ---------                                                       -----
                    PAPER AND PAPER PRODUCTS 1.7%
          2,100     Bowater, Inc.                                     $99,225
          1,800     Champion International Corp.                       86,175
          2,100     Kimberly-Clark Corp.                              119,700
          4,000     Westvaco Corp.                                    116,000
                                                                    ---------
                                                                      421,100
                                                                    ---------
                    PRINTING AND PUBLISHING 0.8%
          3,600     Deluxe Corp.                                      140,175
          2,100     Donnelley (R.R.) & Sons Co.                        77,831
                                                                    ---------
                                                                      218,006
                                                                    ---------
                    REAL ESTATE 0.5%
          8,000     HRPT Properties Trust                             122,500
                                                                    ---------
                    RESTAURANTS 0.6%
          3,400     Brinker International, Inc.<F1>                    92,438
          1,700     Starbucks Corp.<F1>                                63,856
                                                                    ---------
                                                                      156,294
                                                                    ---------
                    RETAIL 3.7%
          1,125     99 Cents Only Stores<F1>                           56,180
            600     Abercrombie & Fitch Co.<F1>                        28,800
          2,500     Bed Bath and Beyond, Inc.<F1>                      96,250
          4,800     BJ's Wholesale Club, Inc.<F1>                     144,300
          3,100     CSK Auto Corp.<F1>                                 83,700
          2,000     Dollar Tree Stores, Inc.<F1>                       88,000
          1,400     Linens 'n Things, Inc.<F1>                         61,250
          2,500     Penney (J.C.) Co., Inc.                           121,406
          1,600     Ross Stores, Inc.                                  80,600
          3,600     Tandy Corp.                                       175,950
                                                                    ---------
                                                                      936,436
                                                                    ---------
                    SEMICONDUCTORS 0.7%
          2,200     Intel Corp.                                       130,900
            600     Vitesse Semiconductor Corp.<F1>                    40,462
                                                                    ---------
                                                                      171,362
                                                                    ---------

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AQUINAS FUNDS
-------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

         NUMBER
       OF SHARES                                                       VALUE
       ---------                                                       -----
                    STEEL AND IRON 0.8%
          8,000     USX-U.S. Steel Group, Inc.                       $216,000
                                                                    ---------
                    TECHNOLOGY 0.2%
          2,900     Pall Corp.                                         64,344
                                                                    ---------

                    TELECOMMUNICATIONS 4.6%
          3,200     ADC Telecommunications, Inc.<F1>                  145,800
          1,400     Ameritech Corp.                                   102,900
          2,100     Bell Atlantic Corp.                               137,288
          2,900     General Instrument Corp.<F1>                      123,250
          3,900     GTE Corp.                                         295,181
          4,000     Newbridge Networks Corp.<F1>                      115,000
          2,700     Scientific-Atlanta, Inc.                           97,200
          2,400     US West Communications Group                      141,000
                                                                    ---------
                                                                    1,157,619
                                                                    ---------
                    TEXTILES 0.6%
          3,400     Springs Industries, Inc., Class A                 148,325
                                                                    ---------
                    TOBACCO PRODUCTS 1.0%
          4,066     R.J. Reynolds Tobacco Holdings, Inc.<F1>          128,079
          4,100     UST, Inc.                                         119,925
                                                                    ---------
                                                                      248,004
                                                                    ---------
                    TRANSPORTATION 0.5%
          3,400     GATX Corp.                                        129,413
                                                                    ---------
                    WASTE DISPOSAL 1.3%
          3,700     Browning-Ferris Industries, Inc.                  159,100
          3,400     Waste Management, Inc.                            182,750
                                                                    ---------
                                                                      341,850
                                                                    ---------
                    Total Common Stocks
                    (cost $12,793,133)                             15,241,417
                                                                    ---------

      PRINCIPAL
       AMOUNT                                                         VALUE
      -------                                                         -----

                    FIXED INCOME BONDS 37.8%

                    ASSET-BACKED SECURITIES 2.6%
       $150,000     Amresco Residential Securities
                    Mortgage Loan Trust,
                    7.615%, 3/25/27                                  $150,375
        125,000     Olympic Auto Trust,
                    6.625%, 12/15/02                                  125,920
        125,000     Providian Master Trust 97-4A,
                    6.25%, 6/15/07                                    124,741
        100,000     Saxon Asset Securities Trust 97-3
                    AF6, 6.73%, 2/25/27                                98,855
        149,367     World Omni Auto Lease Securitization,
                    6.18%, 11/25/03                                   148,786
                                                                    ---------
                                                                      648,677
                                                                    ---------
                    CORPORATE BONDS 23.8%
        225,000     Associates Corp. of North America,
                    7.75%, 2/15/05                                    234,668
        120,000     Bear Stearns Corp.,
                    6.75%, 12/15/07                                   116,762
        150,000     Bellsouth Capital Funding,
                    6.04%, 11/15/26                                   150,213
        300,000     Burlington North Santa Fe,
                    6.10%, 2/27/27                                    300,831
        281,000     Coca-Cola Enterprises, Inc.,
                    7.00%, 10/1/26                                    279,238
        100,000     Coca-Cola Enterprises, Inc.,
                    6.75%, 9/15/28                                     93,016
        130,000     Commercial Credit Co.,
                    7.875%, 2/1/25                                    136,091
        120,000     Compania Telecom Chile,
                    7.625%, 7/15/06                                   113,620
        100,000     Corporation Andina de Fomento,
                    7.10%, 2/1/03                                      98,454
        265,000     Dayton Hudson Corp.,
                    5.895%, 6/15/37                                   265,119
        300,000     Donaldson Lufkin Jenrette Securities
                    Corp., 5.625%, 2/15/16                            296,073

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AQUINAS FUNDS
------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                          VALUE
      -------                                                          -----
                    CORPORATE BONDS 23.8% (CONT'D.)
       $100,000     El Paso Energy Corp.,
                    6.75%, 11/15/03                                   $99,962
        100,000     EOP Operating LP,
                    6.375%, 1/15/02                                    98,257
        245,000     First Union Corp.,
                    7.50%, 4/15/35                                    256,023
        200,000     General Electric Capital Corp.,
                    8.30%, 9/20/09                                    219,892
        150,000     General Motors Acceptance Corp.,
                    8.875%, 6/1/10                                    169,092
        100,000     Global Marine, Inc.,
                    7.125%, 9/1/07                                     95,951
        225,000     Grand Metropolitan Investment PLC,
                    7.45%, 4/15/35                                    232,182
        250,000     Household Finance Corp.,
                    6.00%, 5/1/04                                     242,637
        250,000     Hydro-Quebec,
                    8.05%, 7/7/24                                     270,173
        255,000     Lehman Brothers Hldg., Inc.,
                    8.80%, 3/1/15                                     276,170
        120,000     Lockheed Martin Corp.,
                    6.85%, 5/15/01                                    120,815
        250,000     Motorola, Inc.,
                    6.50%, 9/1/25                                     245,380
        150,000     NationsBank Corp.,
                    8.57%, 11/15/24                                   169,183
        210,000     New Jersey Bell Telephone Co.,
                    7.85%, 11/15/29                                   223,740
         60,000     Norfolk Southern Corp.,
                    6.95%, 5/1/02                                      60,570
        250,000     Penney (J.C.) & Co., Inc.,
                    7.40%, 4/1/37                                     252,115
        150,000     Rollins Truck Leasing Corp.,
                    7.00%, 3/15/01                                    150,380
        100,000     Salomon, Inc.,
                    7.30%, 5/15/02                                    102,331

      PRINCIPAL
       AMOUNT                                                          VALUE
       ------                                                          -----

                    CORPORATE BONDS 23.8% (CONT'D.)
       $130,000     Tenneco, Inc.,
                    8.075%, 10/1/02                                  $133,925
         50,000     WMX Technologies, Inc.,
                    6.65%, 5/15/05                                     50,209
        250,000     WMX Technologies, Inc.,
                    7.10%, 8/1/26                                     253,932
        210,000     Xerox Corp.,
                    5.90%, 5/5/37                                     209,929
                                                                    ---------
                                                                    6,016,933
                                                                    ---------
                    U.S. GOVERNMENT AGENCIES 3.4%
        132,557     FHLMC, Pool 555316,
                    9.00%, 6/01/19                                    141,296
        175,294     FNCI, Pool 313049,
                    8.50%, 8/1/11                                     181,702
        140,000     FNCL, 30 Year TBA,
                    7.00%, 8/15/29                                    138,337
        100,000     FNR 1998-17,
                    6.50%, 1/18/26                                     95,308
          3,862     GNMA, Pool 031096,
                    9.50%, 6/15/09                                      4,160
         78,271     GNMA, Pool 780904,
                    9.50%, 7/15/18                                     84,362
         80,000     GNMA 1998-22 PD,
                    6.50%, 9/20/28                                     73,870
        150,000     Tennessee Valley Authority,
                    6.235%, 7/15/45                                   152,254
                                                                    ---------
                                                                      871,289
                                                                    ---------
                    U.S. TREASURY OBLIGATIONS 8.0%
         35,000     U.S. Treasury Bond,
                    8.875%, 8/15/17                                    44,675
         50,000     U.S. Treasury Bond,
                    8.00%, 11/15/21                                    60,154
        130,000     U.S. Treasury Note,
                    6.00%, 8/15/99                                    130,179

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AQUINAS FUNDS
-------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 1999 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----
                    U.S. TREASURY OBLIGATIONS 8.0% (CONT'D.)
       $200,000     U.S. Treasury Note,
                    6.25%, 6/30/02                                   $202,936
        625,000     U.S. Treasury Note,
                    5.50%, 2/28/03                                    619,438
         30,000     U.S. Treasury Note,
                    7.00%, 7/15/06                                     31,770
        740,000     U.S. Treasury Note,
                    6.50%, 10/15/06                                   763,673
        720,000     U.S. Treasury Strips, 11/15/21                    179,741
                                                                    ---------
                                                                    2,032,566
                                                                    ---------
                    Total Fixed Income Bonds
                    (cost $9,693,117)                               9,569,465
                                                                    ---------
                    SHORT-TERM INVESTMENT 3.2%

        804,378     UMB Bank, n.a., Money Market
                    Fiduciary, Demand Deposit, 3.45%
                    (cost $804,378)                                   804,378
                                                                    ---------

                    Total Investments 101.2%
                    (cost $23,290,628)                             25,615,260

                    Liabilities less
                    Other Assets (1.2)%                             (299,192)
                                                                    ---------
                    Net Assets 100.0%                             $25,316,068
                                                                  ===========

          <F1>Non-income producing security
          See notes to financial statements.

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AQUINAS FUNDS
------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

                                                 FIXED INCOME   EQUITY INCOME    EQUITY GROWTH        BALANCED
                                                     FUND            FUND             FUND              FUND
                                                    -----           -----            -----             -----
ASSETS:
  Investments at value (cost $45,738,658,
     $56,559,544, $38,299,980 and
     $23,290,628, respectively)                  $45,028,272     $65,482,757     $51,150,027       $25,615,260
  Interest and dividends receivable                  669,818         190,759          25,758           188,007
  Cash                                                 3,995               -               -             4,221
  Receivable for securities sold                      40,359         748,177         561,578           201,852
  Prepaid expenses                                    14,702          18,091          13,628             7,241
                                                ------------    ------------    ------------      ------------

     Total Assets                                 45,757,146      66,439,784      51,750,991        26,016,581
                                                ------------    ------------    ------------      ------------

LIABILITIES:
  Payable for securities purchased                 1,227,004         586,457         239,194           525,574
  Dividend payable                                   213,673         253,786               -           137,468
  Accrued expenses                                    17,516          90,152          55,092            16,661
  Accrued investment advisory fee                     20,897          54,220          40,600            20,810
                                                ------------    ------------    ------------      ------------

     Total Liabilities                             1,479,090         984,615         334,886           700,513
                                                ------------    ------------    ------------      ------------

NET ASSETS                                       $44,278,056     $65,455,169     $51,416,105       $25,316,068
                                                ============     ===========    ============       ===========

NET ASSETS CONSIST OF:
  Capital stock                                         $455            $458            $275              $217
  Paid-in capital in excess of par                45,174,456      49,228,789      35,154,532        20,772,242
  Undistributed net investment income                 15,008             827               -               119
  Undistributed net realized gain (loss)
     on investments                                (201,477)       7,301,882       3,411,251         2,218,858
  Net unrealized appreciation (depreciation)
     on investments                                (710,386)       8,923,213      12,850,047         2,324,632
                                                ------------    ------------    ------------      ------------

NET ASSETS                                       $44,278,056     $65,455,169     $51,416,105       $25,316,068
                                                ============     ===========     ===========       ===========

CAPITAL STOCK, $.0001 par value:
  Authorized                                     125,000,000     125,000,000     125,000,000       125,000,000
  Issued and outstanding                           4,546,231       4,579,316       2,750,289         2,166,898

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                               $9.74          $14.29          $18.69            $11.68
                                                       =====          ======          ======            ======


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AQUINAS FUNDS
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      FIXED INCOME                 EQUITY INCOME
                                                          FUND                          FUND
                                                         -----                         -----
                                             Six Months                     Six Months
                                               ended           Year           ended           Year
                                           June 30, 1999      ended       June 30, 1999       ended
                                            (Unaudited)   Dec. 31, 1998    (Unaudited)    Dec. 31, 1998
                                            ------------  --------------   -----------    -------------
OPERATIONS:
  Net investment income (loss)               $1,131,293     $2,038,548        $507,640        $973,561
  Net realized gain (loss) on investments     (219,977)        775,207       6,238,310      10,191,341
  Change in unrealized appreciation/
     depreciation on investments            (1,783,236)       (56,350)     (1,107,113)     (7,543,105)
                                           ------------    -----------     -----------     -----------
  Net Increase (Decrease) in Net Assets
     Resulting from Operations                (871,920)      2,757,405       5,638,837       3,621,797
                                           ------------    -----------     -----------     -----------
DISTRIBUTIONS OF:
  Net investment income                     (1,110,177)    (2,027,059)       (509,378)       (966,627)
  Net realized gains                                  -      (645,008)               -     (9,185,806)
                                           ------------    -----------     -----------     -----------
     Total Distributions                    (1,110,177)    (2,672,067)       (509,378)    (10,152,433)
                                           ------------    -----------     -----------     -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                 5,417,608     10,194,160       2,443,149       9,197,312
  Shares issued to holders in
     reinvestment of distributions              841,257      2,492,187         239,208       9,964,976
  Shares redeemed                           (2,863,809)   (10,605,995)     (7,233,411)    (21,348,662)
                                           ------------    -----------     -----------     -----------
     Net Increase (Decrease)                  3,395,056      2,080,352     (4,551,054)     (2,186,374)
                                           ------------    -----------     -----------     -----------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                  1,412,959      2,165,690         578,405     (8,717,010)

NET ASSETS:
  Beginning of period                        42,865,097     40,699,407      64,876,764      73,593,774
                                           ------------    -----------     -----------     -----------
  End of period                             $44,278,056    $42,865,097     $65,455,169     $64,876,764
                                           ============    ===========     ===========     ===========

See notes to financial statements.


(LOGO)
AQUINAS FUNDS
--------------------------------------------------------------------------------------------
                                                    EQUITY GROWTH                    BALANCED
                                                         FUND                          FUND
                                                        -----                         -----
                                             Six Months                     Six Months
                                               ended           Year           ended            Year
                                           June 30, 1999      ended       June 30, 1999        ended
                                            (Unaudited)   Dec. 31, 1998    (Unaudited)     Dec. 31, 1998
                                            -----------    ------------    -----------    --------------
OPERATIONS:
  Net investment income (loss)               $(198,311)     $(281,540)        $288,085        $691,944
  Net realized gain (loss) on investments     3,475,966      2,280,222       1,768,986       2,704,215
  Change in unrealized appreciation/
     depreciation on investments              (149,460)      6,035,532     (1,047,103)     (1,015,004)
                                            -----------     ----------     -----------     -----------
  Net Increase (Decrease) in Net Assets
     Resulting from Operations                3,128,195      8,034,214       1,009,968       2,381,155
                                            -----------     ----------     -----------     -----------
DISTRIBUTIONS OF:
  Net investment income                               -              -       (283,684)       (686,862)
  Net realized gains                                  -    (2,171,291)               -     (2,293,636)
                                            -----------     ----------     -----------     -----------
     Total Distributions                              -    (2,171,291)       (283,684)     (2,980,498)
                                            -----------     ----------     -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                 5,454,962     11,098,307       1,023,639       3,327,184
  Shares issued to holders in
     reinvestment of distributions                    -      2,147,899         142,715       2,924,450
  Shares redeemed                           (4,566,576)    (7,699,405)     (3,665,871)     (7,727,423)
                                            -----------     ----------     -----------     -----------
     Net Increase (Decrease)                    888,386      5,546,801     (2,499,517)     (1,475,789)
                                            -----------     ----------     -----------     -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                  4,016,581     11,409,724     (1,773,233)     (2,075,132)

NET ASSETS:
  Beginning of period                        47,399,524     35,989,800      27,089,301      29,164,433
                                            -----------     ----------     -----------     -----------
  End of period                             $51,416,105    $47,399,524     $25,316,068     $27,089,301
                                            ===========    ===========     ===========     ===========

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AQUINAS FUNDS

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 FIXED INCOME FUND
                                           ---------------------------------------------------------------------

                                              Six Months
                                                 ended         Year        Year         Year         Year
                                               June 30,       ended        ended       ended         ended
                                                 1999       Dec. 31,      Dec. 31,    Dec. 31,      Dec. 31,
                                             (Unaudited)      1998         1997         1996          1995
                                             -----------     ------       ------       ------        -----
Net Asset Value, Beginning of Period             $10.18      $10.17        $9.90      $10.17        $9.24

Income from Investment Operations:
  Net investment income                            0.25        0.54         0.55        0.54         0.54
  Net realized and unrealized
     gains (losses) on investments               (0.44)        0.17         0.27      (0.27)         0.93
                                                -------     -------      -------     -------       ------
     Total from Investment Operations            (0.19)        0.71         0.82        0.27         1.47
                                                -------     -------      -------     -------       ------

Less Distributions:
  Dividends from net investment
     income                                      (0.25)      (0.54)       (0.55)      (0.54)       (0.54)
  Distributions from net realized gains               -      (0.16)            -           -            -
                                                -------     -------      -------     -------       ------
     Total Distributions                         (0.25)      (0.70)       (0.55)      (0.54)       (0.54)
                                                -------     -------      -------     -------       ------

Net Asset Value, End of Period                    $9.74      $10.18       $10.17       $9.90       $10.17
                                                =======     =======      =======     =======       ======

Total Return <F2>                               (1.90)%       7.17%        8.54%       2.83%       16.26%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                             $44,278     $42,865      $40,699     $37,229      $35,617
Ratio to Average Net Assets of: <F3>
  Expenses, net of waivers and reimbursements     1.00%       1.00%        0.99%       1.00%        0.98%
  Expenses, before waivers and reimbursements     1.00%       1.03%        1.05%       1.03%        0.98%
  Net investment income, net of waivers
      and reimbursements                          5.14%       5.27%        5.54%       5.44%        5.46%
  Net investment income, before waivers
     and reimbursements                           5.14%       5.24%        5.48%       5.41%        5.46%
Portfolio turnover rate <F2>                        83%        120%         102%        169%         126%


<F1> Commencement of operations.
<F2> Not annualized for the period from January 3, 1994 through December 31, 1994 and January 1, 1999 through June 30, 1999.
<F3> Annualized for the period from January 3, 1994 through December 31, 1994 and January 1, 1999 through June 30, 1999.

See notes to financial statements.


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AQUINAS FUNDS
------------------------------------------------------------------------------
                                                                                         EQUITY INCOME FUND
                                              ----------  -------------------------------------------------------------------------
                                                Jan. 3,     Six Months                                                     Jan. 3,
                                               1994 <F1>      ended        Year         Year       Year          Year     1994 <F1>
                                                through      June 30,      ended       ended       ended         ended     through
                                               Dec. 31,        1999      Dec. 31,     Dec. 31,   Dec. 31,      Dec. 31,   Dec. 31,
                                                 1994      (Unaudited)     1998         1997       1996          1995       1994
                                                 -----     ------------    -----       -----       -----         -----      -----
Net Asset Value, Beginning of Period             $10.00      $13.21       $14.89      $13.26       $11.83       $9.39       $10.00

Income from Investment Operations:
  Net investment income                            0.46        0.11         0.23        0.26         0.23        0.28         0.32
  Net realized and unrealized
     gains (losses) on investments               (0.77)        1.08         0.57        3.40         2.18        3.03       (0.61)
                                                -------     -------       ------      ------      -------     -------      -------
     Total from Investment Operations            (0.31)        1.19         0.80        3.66         2.41        3.31       (0.29)
                                                -------     -------       ------      ------      -------     -------      -------

Less Distributions:
  Dividends from net investment
     income                                      (0.45)      (0.11)       (0.23)      (0.26)       (0.23)      (0.28)       (0.32)
  Distributions from net realized gains               -           -       (2.25)      (1.77)       (0.75)      (0.59)            -
                                                -------     -------       ------      ------      -------     -------      -------
     Total Distributions                         (0.45)      (0.11)       (2.48)      (2.03)       (0.98)      (0.87)       (0.32)
                                                -------     -------       ------      ------      -------     -------      -------

Net Asset Value, End of Period                    $9.24      $14.29       $13.21      $14.89       $13.26      $11.83        $9.39
                                                =======     =======       ======      ======       ======      ======       ======

Total Return <F2>                               (3.09)%       9.05%        5.50%      27.85%       20.43%      35.62%      (2.93)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                             $28,147     $65,455      $64,877     $73,594      $54,184     $42,102      $32,217
Ratio to Average Net Assets of: <F3>
  Expenses, net of waivers and reimbursements     1.00%       1.36%        1.36%       1.37%        1.40%       1.37%        1.45%
  Expenses, before waivers and reimbursements     1.11%       1.36%        1.36%       1.37%        1.40%       1.37%        1.45%
  Net investment income, net of waivers
      and reimbursements                          4.84%       1.60%        1.49%       1.74%        1.79%       2.47%        3.33%
  Net investment income, before waivers
     and reimbursements                           4.73%       1.60%        1.49%       1.74%        1.79%       2.47%        3.33%
Portfolio turnover rate <F2>                       139%         38%          64%         42%          32%         40%         106%

<F1> Commencement of operations.
<F2> Not annualized for the period from January 3, 1994 through December 31, 1994 and January 1, 1999 through June 30, 1999.
<F3> Annualized for the period from January 3, 1994 through December 31, 1994 and January 1, 1999 through June 30, 1999.

See notes to financial statements.


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AQUINAS FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)

                                                                     EQUITY GROWTH FUND
                                              -------------------------------------------------------------
                                               Six Months
                                                  ended        Year        Year         Year         Year
                                                June 30,      ended        ended       ended        ended
                                                  1999       Dec. 31,    Dec. 31,     Dec. 31,     Dec. 31,
                                               (Unaudited)     1998        1997         1996         1995
                                               -----------    -----        -----       -----        ------
Net Asset Value, Beginning of Period             $17.57      $15.12       $13.45      $12.13        $9.31

Income from Investment Operations:
  Net investment income (loss)                   (0.07)      (0.10)       (0.06)      (0.06)       (0.01)
     Net realized and unrealized
     gains (losses) on investments                 1.19        3.40         3.93        2.84         2.83
                                                -------     -------      -------     -------      -------
     Total from Investment Operations              1.12        3.30         3.87        2.78         2.82
                                                -------     -------      -------     -------      -------

Less Distributions:
  Dividends from net investment
     income                                           -           -            -           -            -
  Distributions from net realized gains               -      (0.85)       (2.20)      (1.46)            -
                                                -------     -------      -------     -------      -------
     Total Distributions                              -      (0.85)       (2.20)      (1.46)            -
                                                -------     -------      -------     -------      -------

Net Asset Value, End of Period                   $18.69      $17.57       $15.12      $13.45       $12.13
                                                =======     =======      =======     =======      =======

Total Return <F2>                                 6.37%      21.95%       28.97%      22.90%       30.29%

Supplemental Data and Ratios:
     Net assets, end of period
     (in thousands)                             $51,416     $47,400      $35,990     $22,593      $15,912
Ratio to Average Net Assets of: <F3>
  Expenses, net of waivers and reimbursements     1.40%       1.42%        1.49%       1.50%        1.50%
  Expenses, before waivers and reimbursements     1.40%       1.42%        1.49%       1.54%        1.61%
  Net investment income (loss), net of
     waivers and reimbursements                 (0.83)%     (0.71)%      (0.66)%     (0.55)%      (0.10)%
  Net investment income (loss), before
     waivers and reimbursements                 (0.83)%     (0.71)%      (0.66)%     (0.59)%      (0.21)%
Portfolio turnover rate <F2>                        44%         96%         104%        112%         102%

<F1> Commencement of operations.
<F2> Not annualized for the period from January 3, 1994 through December 31, 1994 and January 1, 1999 through June 30, 1999.
<F3> Annualized for the period from January 3, 1994 through December 31, 1994 and January 1, 1999 through June 30, 1999.

See notes to financial statements.


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AQUINAS FUNDS
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                                                                                          BALANCED FUND
                                                ---------  ------------------------------------------------------------------------
                                                 Jan. 3,    Six Months                                                      Jan. 3,
                                                1994 <F1>      ended       Year         Year        Year         Year      1994 <F1>
                                                 through     June 30,      ended       ended        ended       ended       through
                                                Dec. 31,       1999      Dec. 31,     Dec. 31,    Dec. 31,     Dec. 31,    Dec. 31,
                                                  1994      (Unaudited)    1998         1997        1996         1995        1994
                                                 ------     ----------     -----       -----        -----       -----        -----
Net Asset Value, Beginning of Period             $10.00      $11.34       $11.58      $11.53       $11.03       $9.43       $10.00
Income from Investment Operations:
  Net investment income (loss)                     0.01        0.13         0.28        0.31         0.26        0.32         0.26
     Net realized and unrealized
  gains (losses) on investments                  (0.69)        0.34         0.68        1.95         1.41        1.84       (0.57)
                                                -------     -------      -------     -------      -------     -------      -------
     Total from Investment Operations            (0.68)        0.47         0.96        2.26         1.67        2.16       (0.31)
                                                -------     -------      -------     -------      -------     -------      -------
Less Distributions:
  Dividends from net investment
     income                                      (0.01)      (0.13)       (0.28)      (0.30)       (0.26)      (0.33)       (0.26)
  Distributions from net realized gains               -           -       (0.92)      (1.91)       (0.91)      (0.23)            -
                                                -------     -------      -------     -------      -------     -------      -------
     Total Distributions                         (0.01)      (0.13)       (1.20)      (2.21)       (1.17)      (0.56)       (0.26)
                                                -------     -------      -------     -------      -------     -------      -------

Net Asset Value, End of Period                    $9.31      $11.68       $11.34      $11.58       $11.53      $11.03        $9.43
                                                =======     =======      =======     =======      =======      ======       ======
Total Return <F2>                               (6.78)%       4.19%        8.46%      19.91%       15.29%      23.14%      (3.06)%

Supplemental Data and Ratios:
     Net assets, end of period
     (in thousands)                             $10,104     $25,316      $27,089     $29,164      $29,670     $26,779      $30,114
Ratio to Average Net Assets of: <F3>
  Expenses, net of waivers and reimbursements     1.50%       1.49%        1.44%       1.45%        1.44%       1.46%        1.49%
  Expenses, before waivers and reimbursements     1.76%       1.52%        1.49%       1.52%        1.49%       1.46%        1.49%
  Net investment income (loss), net of
     waivers and reimbursements                   0.14%       2.33%        2.38%       2.44%        2.23%       2.93%        2.75%
  Net investment income (loss), before
     waivers and reimbursements                 (0.12)%       2.30%        2.33%       2.37%        2.18%       2.93%        2.75%
Portfolio turnover rate <F2>                        98%         59%         102%         94%         111%        118%         111%

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AQUINAS FUNDS
-------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                            FIXED INCOME EQUITY INCOME EQUITY GROWTH BALANCED
                                                FUND          FUND        FUND         FUND
                                                ----         -----        -----       -----
INVESTMENT INCOME:
  Interest                                   $1,351,274     $68,248      $49,084    $326,236
  Dividends                                           -     869,874       86,148     145,742
                                            -----------   ---------    ---------   ---------
                                              1,351,274     938,122      135,232     471,978

EXPENSES:
  Investment advisory fees                      131,988     317,617      238,784     123,336
  Administration and fund accounting fees        35,941      51,893       39,014      20,151
  Shareholder servicing fees                     16,785      18,769       17,936      14,547
  Legal fees                                      9,863      14,233       10,543       5,842
  Federal and state registration fees             7,737       8,388        8,819       3,663
  Pricing fees                                    4,963       1,512        2,300       7,061
  Audit fees                                      4,380       5,933        4,700       2,350
  Other                                           3,384       4,853        3,494       2,034
  Reports to shareholders                         2,803       4,364        3,160       2,071
  Custody fees                                    2,613       2,410        4,491       6,664
  Insurance                                         302         510          302         226
                                            -----------   ---------    ---------   ---------

  Total expenses before waiver                  220,759     430,482      333,543     187,945
  Waiver of fees                                  (778)           -            -     (4,052)
                                            -----------   ---------    ---------   ---------
     Net Expenses                               219,981     430,482      333,543     183,893
                                            -----------   ---------    ---------   ---------

NET INVESTMENT INCOME (LOSS)                  1,131,293     507,640    (198,311)     288,085
                                            -----------   ---------    ---------   ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments     (219,977)   6,238,310    3,475,966   1,768,986
  Change in unrealized appreciation/
     depreciation on investments            (1,783,236) (1,107,113)    (149,460) (1,047,103)
                                            -----------   ---------    ---------   ---------

     Net Gain (Loss) on Investments         (2,003,213)   5,131,197    3,326,506     721,883
                                            -----------   ---------    ---------   ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS           $(871,920)  $5,638,837   $3,128,195  $1,009,968
                                             ==========  ==========   ==========  ==========

See notes to financial statements.

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AQUINAS FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)

1.   ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Equity Income, Equity Growth and Balanced Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. The Funds are managed by Aquinas Investment Advisors, Inc. (the "Advisor") and commenced operations on January 3, 1994.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Advisor and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

d) Distributions to Shareholders - All of the Funds except the Fixed Income Fund pay dividends of net investment income quarterly. The Fixed Income Fund pays dividends of net investment income monthly. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at June 30, 1999, reclassifications

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AQUINAS FUNDS
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were recorded to increase (decrease) undistributed net investment income by
$(6,680), $713, $198,311 and $(5,939); increase (decrease) accumulated net realized loss on investments by $6,693, $(701), $(198,311) and $5,951; and decrease paid-in capital in excess of par by $13, $12, $0 and $12 for the Fixed Income, Equity Income, Equity Growth and Balanced Funds, respectively.

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date plus one. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield maturity method.

3.   INVESTMENT ADVISORY AND OTHER AGREEMENTS
Each Fund has entered into an agreement with the Advisor, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Advisor a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; and 1.00% for the Equity Income, Equity Growth and Balanced Funds.

The Advisor voluntarily agreed to waive its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.00% of the average daily net assets of the Fixed Income Fund and 1.50% of the average daily net assets of the Equity Income, Equity Growth and Balanced Funds, respectively, computed on a daily basis. For the six months ended June 30, 1999, expenses of $778 were waived by the Advisor in the Fixed Income Fund.

Sunstone Financial Group, Inc. (the "Administrator") may periodically volunteer to reduce all or a portion of its administrative fee with respect to one or more of the Funds. These waivers may be terminated at any time at the Administrator's discretion. The Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield of that Fund to be higher than it would be in the absence of such reduction. For the period of January 1, 1999 through April 30, 1999, administrative fees of $4,052 were waived in the Balanced Fund. Administrative fees were not waived after this period.


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AQUINAS FUNDS
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4.   CAPITAL SHARE TRANSACTIONS
     Transactions in shares of the Funds for the six months ended June 30, 1999, were as follows:

                                             Fixed Income     Equity Income    Equity Growth       Balanced
                                                 Fund             Fund             Fund              Fund
                                                 -----            -----            -----             -----
     Shares sold                                538,287         183,874           311,877           90,309
     Shares issued to holders in
     reinvestment of distributions               84,435          18,895                 -           13,045
     Shares redeemed                           (285,287)       (533,539)         (259,761)        (324,751)
                                              ---------      ----------          --------        ---------
          Net Increase (Decrease)               337,435        (330,770)           52,116         (221,397)
                                              =========      ==========          ========         ========

     Transactions in shares of the Funds for the year ended December 31, 1998, were as follows:


                                             Fixed Income     Equity Income    Equity Growth       Balanced
                                                 Fund             Fund             Fund              Fund
                                                 ----             -----           ------            ------
     Shares sold                                994,638         621,650           667,995          283,912
     Shares issued to holders in
     reinvestment of distributions              243,413         750,881           124,950          258,278
     Shares redeemed                         (1,031,602)     (1,405,564)         (475,806)        (672,925)
                                              ---------      ----------          --------        ---------
          Net Increase (Decrease)               206,449         (33,033)          317,139         (130,735)
                                              =========      ==========          ========         ========


5.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 1999, were as follows:


                                            Fixed Income    Equity Income    Equity Growth        Balanced
                                                Fund            Fund              Fund              Fund
                                                ----            -----             ----              -----
     Purchases
     U.S. Government                        $21,508,048               -                 -       $5,582,285
     Other                                   20,009,274     $23,043,601       $22,002,147        8,516,399
     Sales
     U.S. Government                         21,670,838               -                 -        4,849,754
     Other                                   12,443,124      25,377,196        20,011,269       11,671,003

     At June 30, 1999, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $45,797,284, $56,579,448, $38,509,359 and $23,367,061 were as follows:

                                            Fixed Income    Equity Income    Equity Growth         Balanced
                                                Fund            Fund              Fund               Fund
                                                ----            ----              ----               ----
     Appreciation                              $166,573     $11,378,658       $13,485,367       $2,999,092
     (Depreciation)                            (935,585)     (2,475,349)         (844,699)        (750,893)
                                             ----------     -----------      ------------       ----------
     Net Appreciation on Investments          $(769,012)     $8,903,309       $12,640,668       $2,248,199
                                             ==========     ===========       ===========       ==========

(LOGO)

THE AQUINAS FUNDS, INC.
P.O. Box 219533
Kansas City, MO 64121-9533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.